Schedule of loan to third parties (Details)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Loan To Third Parties
Loan to third parties	$ 1,243,684	$ 1,623,608	$ 1,530,982
Allowance for impairment of loan	(937,284)	(1,223,608)
Loan to third parties, net	$ 306,400	$ 400,000	$ 1,530,982